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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05083
                                   -----------

                        Van Eck Worldwide Insurance Trust
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  99 Park Ave. New York, NY                     10016
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-687-5200
                                                   --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 9/30/04
                         ---------

ITEM 1.  Schedule of Investments.


Worldwide Bond Fund
Schedule of Portfolio Investments
September 30, 2004 (Unaudited)

COUNTRY                                   PRINCIPAL AMOUNT  BONDS                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES:
BRAZIL: 3.3%                     USD           2,000,000    Republic of Brazil
                                                            11.25% due 7/26/07                                           $2,290,000
                                                                                                               ---------------------

CANADA: 4.9%                     CAD           4,000,000    Canadian Government Bond
                                                            6.00% due 6/01/11                                             3,475,814
                                                                                                               ---------------------

FRANCE: 5.4%                     EUR           3,000,000    French Government Bond
                                                            3.75% due 1/12/07                                             3,815,513
                                                                                                               ---------------------

GERMANY: 19.7%
                                                            Bundesrepublik Deutschland Bonds
                                 EUR           3,579,043    7.375% due 1/03/05                                            4,504,458
                                               2,709,847    6.00% due 1/04/07                                             3,609,095
                                               3,000,000    4.75% due 7/04/28                                             3,795,876
                                               1,500,000    4.50% due 7/04/09                                             1,965,299
                                                                                                               ---------------------
                                                                                                                         13,874,728
                                                                                                               =====================
IRELAND: 3.3%
                                 EUR           1,714,146    Irish Government Bond
                                                            8.00% due 8/18/06                                             2,339,751
                                                                                                               ---------------------

ITALY: 6.4%
                                 EUR           3,500,000    Italian Government Bond
                                                            4.50% due 3/01/07                                             4,528,518
                                                                                                               ---------------------

MEXICO: 3.0%
                                 USD           2,000,000    Telefonos de Mexico Bond
                                                            8.25% due 1/26/06                                             2,137,776
                                                                                                               ---------------------

NEW ZEALAND: 8.3%
                                 NZD           4,000,000    International Bank for
                                                            Reconstruction &
                                                            Development Bond
                                                            7.50% due 11/30/05                                            2,738,391
                                               4,500,000    New Zealand Government Bond
                                                            6.50% due 4/15/13                                             3,128,964
                                                                                                               ---------------------
                                                                                                                          5,867,355
                                                                                                               ---------------------
NORWAY: 4.7%
                                 NOK          22,000,000    Norwegian Government Bond
                                                            5.75% due 11/30/04                                            3,293,655
                                                                                                               ---------------------

SPAIN: 5.5%
                                 EUR           3,000,000    Spanish Government Bond
                                                            4.00% due 1/31/10                                             3,840,497
                                                                                                               ---------------------

SWEDEN: 4.0%
                                 SEK          20,000,000    Swedish Government Bond
                                                            6.00% due 2/09/05                                             2,779,874
                                                                                                               ---------------------

UNITED KINGDOM: 6.6%
                                 GBP           2,400,000    Great Britain Government Bond
                                                            7.50%  due 12/07/06                                           4,601,160
                                                                                                               ---------------------

UNITED STATES: 21.9%
                                 USD           1,000,000    Core Investment Grade Trust
                                                            4.727% due 11/30/07                                           1,034,275
                                                            U.S. Treasury Notes:
                                               3,000,000    6.625% 2/15/27                                                3,680,157
                                               5,000,000    5.50% due  5/15/09                                            5,477,735
                                               2,000,000    4.375% due 5/15/07                                            2,080,392
                                               3,000,000    U.S. Treasury Bond
                                                            5.25% due 2/15/29                                             3,124,105
                                                                                                               ---------------------
                                                                                                                         15,396,664
                                                                                                               ---------------------

TOTAL NOTES AND BONDS: 97.0%
(Cost: $55,910,800)                                                                                                      68,241,305
                                                                                                               ---------------------

                                                                       DATE
                                                                        OF                     Interest
SHORT-TERM OBLIGATION: 0.9%                                          MATURITY                    Rate
---------------------------------------------------------------------------------------------------------------
      Repurchase Agreement
      Purchased on 9/30/04; maturity
      value $598,027 (with Street
      Bank & Trust Co., collateralized
      by $615,000 Federal Home Loan
      Bank 1.50% due 8/19/05 with a
      value of $611,925)                         598,000              10/01/04                   1.65%
      (Cost: $598,000)
                                                                                                                            598,000
                                                                                                               ---------------------

TOTAL INVESTMENTS: 97.9%
(Cost: $56,508,800)(a)                                                                                                   68,839,305
Other Assets Less Liabilities: 2.1%                                                                                       1,481,365
                                                                                                               ---------------------
NET ASSETS: 100%                                                                                                        $70,320,670
                                                                                                               =====================


----------
(a) - For federal income tax purposes, the identified cost of investments owned, at September 30, 2004 was substantively the same as book cost. At September 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $12,330,505, of which $12,368,961 related to appreciated securities and $38,456 related to depreciated securities.

Summary of                              % of
Investments                              Net
by Industry                             Assets
------------                           --------
U.S. Government                         20.4%
Foreign Government                      72.1%
Telecommunications                       3.0%
Diversified Corporate                    1.5%
Short-Term Obligation                    0.9%
Other assets less liabilities            2.1%
                                       --------
                                         100%
                                       ========

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Bond Fund


By Bruce J. Smith, Chief Financial Officer,   Worldwide Bond Fund

     /s/ Bruce J. Smith, Chief Financial Officer
     --------------------------------------------------

Date November 23, 2004
     -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Bond Fund
     ------------------------------------------------------------------

Date November 23, 2004
     -----------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Bond Fund
     ----------------------------------------------------------------

Date November 23,2004
     ----------------